Nature of Operations and Going Concern (Details Narrative) (10-K) - USD ($)				3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 20, 2017	Feb. 16, 2017	Jan. 10, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Net loss				$ 176,774	$ 11,568	$ 7,562	$ 209,011	$ 36,468	$ 65,953
Net cash in operating activities							21,265	$ 80,626	102,855
Working capital deficit				167,541			167,541		61,270
Accumulated deficit				$ 292,460		$ 7,562	$ 292,460		83,449
Proceeds from sale of stock									$ 160,552
Former Shareholders [Member]
Number of common shares cancelled	500,000
Officer and Director [Member]
Number of common shares cancelled			19,500,000
Number of common stock issued		5,000,000	5,000,000
Accredited Investors [Member]
Number of common shares sold									14,003,367
Proceeds from sale of stock									$ 160,552